Property, Plant and Equipment - Disclosure of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 23,712	$ 8,732
Additions to tangible assets	30,156	4,877
Disposal of tangible assets	(9)	(356)
Reclassification	(1)
Depreciation expense	(1,214)	(927)
Translation adjustments	8	(7)
Ending balance	52,653	12,320
Gross value at end of period	70,851	29,100
Accumulated depreciation and impairment at end of period	(18,198)	(16,781)
Land and Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,330	3,229
Additions to tangible assets	487	334
Reclassification	674	7
Depreciation expense	(166)	(61)
Translation adjustments	8	(13)
Ending balance	4,332	3,496
Gross value at end of period	8,994	7,912
Accumulated depreciation and impairment at end of period	(4,661)	(4,416)
Technical Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,160	2,084
Additions to tangible assets	271	195
Disposal of tangible assets	(9)	(10)
Reclassification	164	1
Depreciation expense	(633)	(552)
Translation adjustments		(5)
Ending balance	2,955	1,713
Gross value at end of period	14,364	11,927
Accumulated depreciation and impairment at end of period	(11,409)	(10,214)
Fixtures, Fittings and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,435	2,172
Additions to tangible assets	294	269
Reclassification	186	22
Depreciation expense	(415)	(314)
Translation adjustments		(4)
Ending balance	2,500	2,145
Gross value at end of period	4,628	3,499
Accumulated depreciation and impairment at end of period	(2,128)	(1,353)
Assets Under Construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,787	1,247
Additions to tangible assets	29,103	4,079
Disposal of tangible assets		(346)
Reclassification	(1,025)	(30)
Translation adjustments		15
Ending balance	42,866	4,965
Gross value at end of period	$ 42,866	5,762
Accumulated depreciation and impairment at end of period		$ (798)